Lease - Schedule of Supplemental Balance Sheet Information Related to Operating Leases (Details) - USD ($)		12 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Schedule of Supplemental Balance Sheet Information Related to Operating Leases [Abstract]
Lease right-of-use assets, net		$ 375,457	$ 482,489
Lease liabilities, current		314,985	493,103
Lease liabilities, non-current		65,275	6,412
Total lease liabilities		$ 380,260	$ 499,515
Weighted average remaining lease term		16 years 3 months 18 days	10 years 8 months 12 days
Weighted average discount rate	[1]	3.33%	3.48%

[1]	The discount rate is based on its incremental internal long-term bank loan borrowing rate. In addition, since all of the Company’s leases are warehouse lease which are all located in Hong Kong, which have similar nature and similar economic environment, the Company use the same discount rate for all of lease agreements.